Class Y-1, Y-2, Y-3 Prospectus | Mercer Global Low Volatility Equity Fund
Mercer Global Low Volatility Equity Fund
Investment Objective
The investment objective of the Fund is to provide long-term total return, which includes capital appreciation and income.
Fees and Expenses
These tables summarize the fees and expenses that you may pay if you invest in the Class Y Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class Y-1, Y-2, Y-3 Prospectus Mercer Global Low Volatility Equity Fund	Class Y-1	Class Y-2	Class Y-3
Redemption Fee on shares owned less than 30 days (as a % of total redemption proceeds)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class Y-1, Y-2, Y-3 Prospectus Mercer Global Low Volatility Equity Fund		Class Y-1	Class Y-2	Class Y-3
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none	none
Other Expenses	[1]	0.29%	0.24%	0.09%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.30%	1.00%	0.85%
Management Fee Waiver/Expense Reimbursement or Recaptured Expense		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement or Recaptured Expense	[2]	1.31%	1.01%	0.86%
[1]	The "Other Expenses" shown for the Class Y-1 shares and Class Y-2 shares are based on estimated amounts for the Fund's current fiscal year, as the Class Y-1 shares and Class Y-2 shares had not commenced operations as of the date of this prospectus. "Other Expenses" include custodial, legal, audit, transfer agent and Trustees' fees and expenses, a sub-transfer agent payment of 0.10% paid by the Class Y-1 and Class Y-2 shares of the Fund and an internal administrative fee of 0.10% and 0.05% paid by the Class Y-1 and Class Y-2 shares of the Fund, respectively, to the Advisor.
[2]	Pursuant to an expense reimbursement agreement between the Trust, on behalf of the Fund, and the Advisor, which expired effective June 30, 2014, the Advisor is entitled to recapture any fees the Advisor waived and Fund expenses that the Advisor reimbursed for a period of three years following such fee waivers and expense reimbursements.

Example

The example below is intended to help you compare the costs of investing in the Class Y Shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Class Y-1, Class Y-2, or Class Y-3 shares of the Fund for the time periods shown, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Class Y-1, Y-2, Y-3 Prospectus Mercer Global Low Volatility Equity Fund (USD $)	1 year	3 years	5 years	10 years
Class Y-1	133	413	714	1,569
Class Y-2	103	319	553	1,226
Class Y-3	88	272	472	1,050

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may increase transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. and foreign issuers. For purposes of the 80% test, equity securities include securities such as common stock, preferred stock, and other securities that are not debt securities, cash, or cash equivalents. The Fund reasonably anticipates that under normal circumstances it typically will invest in approximately 25 countries and that approximately 40%-60% of its assets will be invested in equity securities of foreign issuers. In addition, the Fund may invest up to 15% of its net assets in cash, cash equivalents or cash-like investments. The Fund invests in large, medium and small capitalization companies. The Fund will seek to achieve its investment objective by matching the return of its benchmark, the MSCI World Index, over 5-7 years, with between 25-30% lower price volatility than the benchmark for the period, by investing in securities of issuers with certain volatility characteristics. Such volatility characteristics may include, but are not limited to, high return on equity, low debt to equity ratios, and high earnings growth stability.

Stock index futures and various types of swaps may be used to implement the equity security selection component of the Fund’s investment strategy. Currency forwards may be used to make stock-selection and country allocation decisions independently of the underlying currency. The Fund may invest in derivative instruments, such as exchange-listed equity futures contracts, to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs.

Certain subadvisors may employ a systematic and quantitative investment process in seeking to achieve the Fund’s investment objective, which may lead to higher than expected portfolio turnover for the Fund.

Principal Risk Factors

The principal risks that could adversely affect the value of the Fund’s shares and the total return on your investment include the following, which appear in alphabetical order, not in order of importance or likelihood of occurrence. Loss of money is a risk of investing in the Fund.

Cash and Other High Quality Instruments. The Fund may invest significantly in cash, cash equivalents or cash-like investments. In addition, the Fund may invest its assets in other equity securities and fixed-income securities with remaining maturities of less than one year. Examples of such equity and fixed-income securities may include convertible bonds, contingent convertible bonds, preference shares and warrants. These cash items and other high-quality corporate debt securities may include a number of money market instruments such as securities issued by the United States government and agencies thereof, bankers’ acceptances, commercial paper, and bank certificates of deposit. If the Fund maintains a significant portion of its holdings in cash and cash-like investments, then it may reduce its participation in market volatility, but is likely also to reduce its participation in positive market returns. Additionally, significant holdings of cash and cash-like investments may result in an erosion in relative value in macroeconomic circumstances where inflation is high. As a result, if the Fund maintains significant cash positions in its portfolio over time it may experience reduced long-term total return which could impair its ability to meet its investment objective.

Crowding/Convergence Risk. To the extent that a quantitative-focused subadvisor is not able to develop sufficiently differentiated models, the Fund’s investment objective may not be met, irrespective of whether the models are profitable in an absolute sense.

Currency Exchange Rate Risk. Foreign securities may be issued and traded in foreign currencies. As a result, the values of foreign securities may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the United States. For example, if the value of the U.S. dollar increases relative to a particular foreign currency, an investment denominated in that foreign currency will decrease in value because the investment will be worth fewer U.S. dollars.

Custody Risk. There are risks involved in dealing with the custodians or brokers who settle Fund trades. Securities and other assets deposited with custodians or brokers may not be clearly or constantly identified as being assets of the Fund, and hence the Fund may be exposed to a credit risk with regard to such parties. In some jurisdictions, the Fund may only be an unsecured creditor of its broker in the event of bankruptcy or administration of such broker. Further, there may be practical or time problems associated with enforcing the Fund’s rights to its assets in the case of an insolvency of any such party.

Derivatives Risk. The Fund may engage in a variety of transactions involving derivatives, such as options, futures, swap agreements, and mortgage- and asset-backed securities. Derivatives are financial instruments, the value of which depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indices, or currencies. A subadvisor may use derivatives both for hedging and non-hedging purposes, although it is anticipated that the use of derivatives by the Fund will generally be limited to maintaining exposure to certain market segments or asset classes, or facilitating certain portfolio transactions. A subadvisor may also use derivatives such as exchange-listed equity futures contracts to equitize cash held in the portfolio. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on the ability of a subadvisor to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility. Certain derivatives, such as swap agreements, are subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations. Some derivatives are more sensitive to interest rate changes and market movements than other instruments. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Certain derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a subadvisor uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the allocable portion of the Fund managed by that subadvisor. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Emerging Markets Investments Risk. Emerging markets securities involve unique risks, such as exposure to economies that are less diverse and mature than those of the United States or more established foreign markets. Also, emerging markets securities are subject to the same risks as foreign investments, described below. Generally, these risks are more severe for issuers in countries with emerging capital markets. Also, economic or political instability may cause larger price changes in emerging markets securities than in other foreign investments.

Equity Securities Risk. The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign Exchange Transaction Risk. The Fund may use currency futures contracts, forward currency exchange contracts or similar instruments to alter the currency exposure characteristics of securities it holds. Consequently there is a possibility that the performance of the Fund may be strongly influenced by movements in foreign exchange rates because the currency positions held by the Fund may not correspond with the securities positions.

Foreign Investments Risk. Investing in foreign securities, including Depositary Receipts, typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and affect its share price. Generally, securities of many foreign issuers may be less liquid, and their prices may be more volatile, than the securities of comparable U.S. issuers. Transaction costs for foreign securities generally are higher than for comparable securities issued in the United States. Many foreign governments may supervise and regulate their financial markets less stringently than the United States government does. In addition, foreign issuers generally are not subject to the same types of accounting, auditing, or financial reporting standards as those that are applicable to U.S. issuers. As a result, with respect to foreign issuers, there may be less publicly available information regarding their operations and financial conditions, and the information that is available may be less reliable. To the extent that the Fund’s investments in a single country or a limited number of countries represent a large percentage of the Fund’s assets, the Fund may be adversely affected by the economic, political, and social conditions in those countries.

Involuntary Disclosure Risk. The models and proprietary research of a quantitative subadvisor are largely protected by the subadvisor through the use of policies, procedures, agreements, and similar measures designed to create and enforce robust confidentiality, non-disclosure, and similar safeguards. However, aggressive position-level public disclosure obligations (or disclosure obligations to exchanges or regulators with insufficient privacy safeguards) could lead to opportunities for competitors to reverse-engineer a subadvisor’s models and data, and thereby impair the relative or absolute performance of the Fund.

Issuer Risk. The issuer of a security may perform poorly and the value of its stocks or bonds may decline as a result. An issuer of securities held by the Fund could become bankrupt or could default on its issued debt or have its credit rating downgraded.

Large Capitalization Risk. Large capitalization companies perform differently from, and at times and for extend periods of time worse than, stocks of medium and small capitalization companies. Larger more established companies may be unable to respond quickly to new competitive challenges.

Liquidity Risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity.

Management Techniques Risk. The investment strategies, techniques, and risk analyses employed by the subadvisors, while designed to enhance potential returns, may not produce the desired results. The subadvisors may be incorrect in their assessments of the values of securities or their assessments of market trends, which can result in losses to the Fund.

Market Risk. The risk that movements in financial markets will adversely affect the prices of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Also, there is the risk that the price(s) of one or more of the securities or other instruments in the Fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, government, industry, country, or geographic region.

Model and Data Risk. Quantitative models (both proprietary models developed by a quantitative-focused subadvisor, and those supplied by third parties) and information and data supplied by third parties can be incorrect, misleading or incomplete, and any decisions made in reliance thereon can expose the Fund to potential risks of loss. In addition, the use of predictive models can also expose the Fund to potential risks of loss. For example, such models may incorrectly forecast future behavior, leading to potential losses on a cash flow and/or a mark-to-market basis. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund.

Obsolescence Risk. The Fund is unlikely to be successful unless the assumptions made by quantitative-focused subadvisors in their underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated. If and to the extent that the models do not reflect certain factors, and a quantitative-focused subadvisor does not successfully address such omission through its testing and evaluation and modify the models accordingly, major losses may result.

Political and Economic Risk. The political, legal, economic, and social structures of certain foreign countries may be less stable and more volatile than those in the United States. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges), and the imposition of trade sanctions.

Portfolio Turnover Risk. Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transaction costs (which could reduce investment returns) and capital gains.

Programming and Modeling Error Risk. Because of the complexity of quantitative-focused investment strategy programming and modeling, there is a risk that the finished model may contain an error; one or more of such errors could adversely affect the Fund’s performance and likely would not constitute a trade error under a quantitative-focused subadvisor’s policies.

Small and Medium Capitalization Stock Risk. The securities of companies with small and medium capitalizations may involve greater investment risks than securities of companies with large capitalizations. Small and medium capitalization companies may have an unproven or narrow technological base and limited product lines, distribution channels, and market and financial resources, and the small and medium capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals. As a result, the prices of securities of small and medium capitalization companies may be subject to more abrupt or erratic movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations. Foreign companies with large capitalizations may be relatively small by U.S. standards and may be subject to risks that are similar to the risks that may affect small and medium capitalization U.S. companies. Securities of small and medium capitalization companies also may pay no, or only small, dividends.

The Fund is not intended to serve as a complete investment program.

Performance of the Fund

The following bar chart and table give some indication of the risks of investing in the Fund by showing the performance of the Fund’s Class Y-3 shares for one year and comparing the Fund’s average annual returns over time with a broad measure of market performance.

Class Y-1 shares and Class Y-2 shares of the Fund had not commenced operations as of the date of this prospectus. The returns of the Class Y-1 and Class Y-2 shares would have been substantially similar to the returns of Class Y-3 shares; however, because the Fund’s Class Y-1 shares are subject to a 12b-1 fee and both Class Y-1 shares and Class Y-2 shares are subject to an internal administrative fee, while the Class Y-3 shares are not, the returns of the Class Y-1 shares and Class Y-2 shares would have been lower than those shown for Class Y-3 shares.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

(2013 is Class Y-3's first full calendar year of operation)

The Fund’s calendar year-to-date return as of June 30, 2014 was 5.66%.

The Fund’s highest return for a quarter during the period shown above was 9.17%, for the quarter ended March 31, 2013.

The Fund’s lowest return for a quarter during the period shown above was 0.71%, for the quarter ended June 30, 2013.

Average Annual Total Returns For the Periods Ended December 31, 2013
Average Annual Returns Class Y-1, Y-2, Y-3 Prospectus Mercer Global Low Volatility Equity Fund		1 Year	Life of Fund	Inception Date
Class Y-3		22.25%	21.81%	Nov. 06, 2012
After Taxes on Distributions Class Y-3		20.41%	20.20%
After Taxes on Distributions and Sales Class Y-3		12.93%	16.12%
MSCI World Index (reflects no deduction for fees, expenses, or taxes)	[1]	26.68%	25.97%	Nov. 06, 2012
[1]	The MSCI World Index measures the performance of stocks in 23 developed markets in North America, Europe, and the Asia/Pacific region. The index is unmanaged and cannot be invested in directly.